13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Schedule Of Future Minimum Lease Payments For Capital Leases
	March 31,	September 30,
	2013	2012

Gemini Master Fund, Inc.	$850,000	$-
BFI Finance Corp Secured Credit Facility	678,259	568,475
TransTech capitalized leases, net of capitalized interest	11,253	17,943
Related party notes payable-
James Gingo Promissory Note	1,000,000	1,000,000
Lynn Felsinger	9,500	49,500
Total debt	2,549,012	1,635,918
Less current portion of long term debt	(2,546,093)	(1,631,903)
Long term debt	$2,919	$4,015

 The aggregate future minimum lease payments under capital leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2013	$13,928
2014	3,332
2015	683
2016	-
2017	-
Total	17,943
Less current portion of capitalized leases	(13,928)
Long term capital leases	$4,015

Schedule Of Maturities Of Long Term Debt
Years Ended March 31,	Total
2013	$8,334
2014	2,919
2015	0
2016	-
2017	-
Total	11,253
Less current portion of capitalized leases	(8,334)
Long term capital leases	$2,919

Notes payable, capitalized leases and long term debt as of September 30, 2012 and 2011 consisted of the following:

	September 30,	September 30,
	2012	2011

BFI Finance Corp Secured Credit Facility	$568,475	$506,377
TransTech capitalized leases, net of capitalized interest	17,943	31,216
Related party notes payable-
James Gingo Promissory Note	1,000,000	1,650,000
RATLab LLC	-	150,000
Bradley E. Sparks	-	73,228
Lynn Felsinger	49,500	82,000
Ronald P. Erickson and affiliated parties	-	58,952
Total debt	1,635,918	2,551,773
Less current portion of long term debt	(1,631,903)	(1,537,191)
Long term debt	$4,015	$1,014,582

Aggregate maturities for notes payable, capitalized leases and long term debt
Years Ended March 31,	Total
2013	$2,546,093
2014	2,919
2015	0
2016	-
2017	-
Total	$2,549,012

Aggregate maturities for notes payable, capitalized leases and long term debt by year are as follows:

Years Ended September 30,	Total
2013	$1,631,903
2014	3,332
2015	683
2016	-
2017	-
Total	$1,635,918